Power Momentum Index VIT Fund
FUND SUMMARY – POWER MOMENTUM INDEX VIT FUND
Investment Objective:
The Power Momentum Index VIT Fund’s (the “Fund”) investment objective is capital growth and income.
Fees and Expenses of the Fund:

The following table describes the annual operating expenses that you pay indirectly if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Power Momentum Index VIT Fund		Class 1 shares	Class 2 shares
Management Fees	[1]	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		0.25%	0.50%
Other Expenses		0.29%	0.29%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%
Total Annual Fund Operating Expenses		1.59%	1.84%
Fee Waiver and/or Reimbursement	[1]	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.24%	1.49%
[1]	The Fund's adviser has contractually agreed to reduce management fees to 0.65% at least until April 30, 2019. These waived fees are not subject to reimbursement by the Fund to the adviser. Fee waiver and/or reimbursement has been restated to reflect the current amount. Additionally, the Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 1.50% of the Fund's average daily net assets for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of the fiscal year end during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the adviser.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Power Momentum Index VIT Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1 shares	126	468	833	1,860
Class 2 shares	152	545	963	2,130

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 506% of the average value of its portfolio.

Principal Investment Strategies:

The investment adviser seeks to achieve the Fund’s investment objectives by investing Fund assets in the securities held by the W.E. Donoghue Power Momentum Index (the “Power Momentum Index”, or “Index”). The adviser follows an Index replication process and, consequently, the Fund is expected to hold all the securities in the Index according to their Index weights.

The Index is a rules-based index that is composed of cash equivalents, high Sharpe Ratio stocks selected from the S&P 500, or both. The Sharpe Ratio, a commonly used measure of risk-adjusted returns, is defined as a stock’s average return less the risk free return, all divided by the standard deviation of the stock’s return.

Sharpe Ratio =	Stock’s Average Return – Risk Free Average Return Standard Deviation of Stock’s Return

Thus, a high Sharpe Ratio will result from high returns that possess a low standard deviation.

The Index is constructed by using a daily buy-sell filter on each of the 10 industry sectors of a reference index constructed from the S&P 500. The reference index is the S-Network Sector Sharpe Ratio Large Cap Index (“SHRPX”). SHRPX is constructed by selecting the 5 stocks with the highest 90-day Sharpe Ratio from each of the 10 industry sectors within the S&P 500. The 50 stocks selected are equally weighted and SHRPX is reconstituted quarterly. (In late 2016 the financials sector of S&P 500 was divided into financials and REITs, resulting in 11 industry sectors. However, the newly-created REITs sector is reincorporated back into the financials sector for purposes of constructing the Index and SHRPX such that only 10 industry sectors are recognized.)

For purposes of executing the Fund’s investment strategy, the S&P 500 is divided into the following industry sectors:

Consumer Discretionary	Consumer Staples	Energy	Financials*	Healthcare
Industrials	Information Technology	Materials	Telecom	Utilities

*The REIT sector is included in the financials sector.

The Index makes a daily buy-sell evaluation of whether each of the 10 industry sectors of the SHRPX has a favorable return profile. If favorable, the Index holds the equally-weighted 5 constituent stocks of that sector of SHRPX. If unfavorable, the Index invests in cash equivalents. The return profile of a sector within SHRPX is favorable if its 60-day moving average index level is greater than its 120-day moving average index level. Under the Index selection process if no industry sectors are favorable, zero stocks are included; but if all industry sectors are favorable, 50 stocks (equally weighted) are included. If some industry sectors are favorable, fewer than 50 stocks are included and the Index is composed of a blend of cash equivalents and stocks.

The adviser follows an Index replication process and under normal circumstances the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in securities that compose the Index. Tracking the Index may require frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund:

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Hedging Risk. The Index’s defensive positioning may not effectively reduce the Fund’s downside Risk. Hedging strategies may not perform as anticipated.

• Management Risk. The ability of the Fund to meet its investment objective is related to the Adviser’s investment strategy of Index replication. The Adviser’s judgments, based on its investment strategies, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect.

• Tracking Risk. Securities in which the Fund invests will not be able to replicate exactly the performance of the Power Momentum Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund will incur expenses not incurred by Power Momentum Index.

• Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs.

• Underlying Funds Risk. When money market funds (“Underlying Funds”) are utilized as cash equivalents, such Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds.

Performance:

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.

W.E. Donoghue & Co., LLC became the Fund’s Adviser on March 1, 2017. Effective with the change in Adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The performance results in the following charts do not reflect the Fund’s current strategy.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	Third Quarter 2009	19.67%
Worst Quarter:	Fourth Quarter 2008	(26.17)%

Performance Table Average Annual Total Returns (For year ended December 31, 2017)
Average Annual Total Returns - Power Momentum Index VIT Fund		One Year	Five Years	Ten Years	Since Inception [1]	Inception Date
Class 1 shares		20.93%	13.16%	7.89%	6.36%	May 01, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[2]	19.42%	13.39%	6.18%	5.66%
[1]	The inception date of the Power Momentum Index VIT Fund is May 1, 2007.
[2]	The S&P 500 Index is an unmanaged market capitalizations-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Power Dividend Index VIT Fund
FUND SUMMARY – POWER DIVIDEND INDEX VIT FUND
Investment Objective:
The Power Dividend Index VIT Fund’s (the “Fund”) primary investment objective is total return from income and capital appreciation.
Capital Preservation is a secondary objective of the Fund.
Fees and Expenses of the Fund:

The following table describes the annual operating expenses that you pay indirectly if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Power Dividend Index VIT Fund		Class 1 shares	Class 2 shares
Management Fees	[1]	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		0.25%	0.50%
Other Expenses		0.75%	0.75%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%
Total Annual Fund Operating Expenses		2.05%	2.30%
Fee Waiver and/or Reimbursement	[1]	(0.75%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.30%	1.55%
[1]	The Fund's adviser has contractually agreed to reduce management fees to 0.65% at least until April 30, 2019. These waived fees are not subject to reimbursement by the Fund to the adviser. Additionally, the Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 1.50% of the Fund's average daily net assets for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of the fiscal year end during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the adviser.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Power Dividend Index VIT Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1 shares	132	570	1,034	2,319
Class 2 shares	158	646	1,162	2,578

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual Fund Operating Expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197% of the average value of its portfolio.

Principal Investment Strategies:

The investment Adviser seeks to achieve the Fund’s investment objectives by investing Fund assets in the securities held by the W.E. Donoghue Power Dividend Index (the “Power Dividend Index” or “Index”). The Adviser follows an Index replication process and, consequently, the Fund is expected to hold all the securities in the Index according to their Index weights.

The Index is a rules-based index that is composed of either cash equivalents or high-dividend stocks selected from the S&P 500. The Index is constructed by using a daily buy-sell filter on a reference index of high-dividend stocks within the S&P 500. The reference index is the S-Network Sector Dividend Dogs Index (“SDOGX”). SDOGX is constructed by selecting the 5 stocks with the highest dividend yields from each of the 10 industry sectors within the S&P 500. Dividend yields are measured as of November of each year. The 50 stocks selected are equally weighted and SDOGX is rebalanced quarterly to maintain equal weights among the stocks. (In late 2016 the financials sector of S&P 500 was divided into financials and REITs, resulting in 11 industry sectors. However, the newly-created REITs sector is disregarded for purposes of constructing the Index and SDOGX such that only 10 industry sectors are recognized.)

For purposes of executing the Fund’s investment strategy, the S&P 500 is divided into the following industry sectors:

Consumer Discretionary	Consumer Staples	Energy	Financials	Healthcare
Industrials	Information Technology	Materials	Telecom	Utilities

The Index makes a daily buy-sell evaluation of whether the SDOGX has a favorable return profile. If favorable, the Index holds the equally-weighted 50 constituent stocks in SDOGX. If unfavorable, the Index invests in cash equivalents. The return profile of SDOGX is favorable if its 60-day moving average index level is greater than its 120-day moving average index level.

The Adviser follows an Index replication process and under normal circumstances the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in securities that compose the Index. Tracking the Index may require frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund:

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Hedging Risk. The Index’s defensive positioning may not effectively hedge the Fund’s downside Risk. Hedging strategies may not perform as anticipated.

• Management Risk. The ability of the Fund to meet its investment objective is related to the Adviser’s investment strategy of Index replication. The Adviser’s judgments, based on its investment strategies, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect.

• Tracking Risk. Securities in which the Fund invests will not be able to replicate exactly the performance of the Power Dividend Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund will incur expenses not incurred by Power Dividend Index.

• Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs.

• Underlying Funds Risk. When money market funds (“Underlying Funds”) are utilized as cash equivalents, such Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds.

Performance:

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index and two supplemental indices. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.

W.E. Donoghue & Co., LLC became the Fund’s Adviser on March 1, 2017. Effective with the change in Adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The performance results in the following charts do not reflect the Fund’s current strategy.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	Second Quarter 2009	13.16%
Worst Quarter:	Fourth Quarter 2008	(12.73)%

Performance Table Average Annual Total Returns (For year ended December 31, 2017)
Average Annual Total Returns - Power Dividend Index VIT Fund		One Year	Five Years	Ten Years	Since Inception [1]	Inception Date
Class 1 shares		10.89%	6.56%	5.36%	4.87%	May 01, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[2]	19.42%	13.39%	6.18%	5.66%
[1]	The inception date of the Power Dividend Index VIT Fund is May 1, 2007.
[2]	The S&P 500 Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index. The Fund has begun using the S&P 500 Index as its primary broad-based securities market index because it is more representative of the Fund's current strategy.

Power Income VIT Fund
FUND SUMMARY – POWER INCOME VIT FUND
Investment Objective:
The Power Income VIT Fund’s (the “Fund”) primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Power Income VIT Fund		Class 1 Shares	Class 2 Shares
Management Fees		1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		none	0.50%
Other Expenses		1.39%	1.39%
Acquired Fund Fees and Expenses	[1]	0.59%	0.59%
Total Annual Fund Operating Expenses		2.98%	3.48%
Fee Waiver and/or Reimbursement	[2]	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.59%	3.09%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until April 30, 2019 so that the total annual operating expenses exclusive of "(i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) of the Fund do not exceed 2.00% and 2.50% for Class 1 and Class 2 Shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Power Income VIT Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	262	885	1,533	3,272
Class 2 Shares	312	1,032	1,774	3,731

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its Fund). These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment Adviser seeks to achieve the Fund’s primary investment objective by investing primarily in a diversified portfolio of income-producing high-yield fixed income securities, commonly known as “junk” bonds, and U.S. Treasury securities. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the Adviser to be of similar credit quality. The Adviser does not select individual bonds or other fixed income securities but instead, invests the Fund’s assets in open end investment companies (“mutual funds”) and exchange traded funds (“ETFs”) that each invest primarily in junk bonds or U.S. Treasury securities.

The Adviser seeks to achieve the Fund’s secondary investment objective by hedging the Fund’s investment portfolio when it believes security prices will decline. The Adviser will hedge by increasing allocations to cash equivalents or U.S. Treasury securities, or by purchasing inverse mutual funds or inverse ETFs. The Adviser may invest in inverse funds linked to the S&P 500 Index when it believes this strategy will provide an effective hedge for junk bond holdings and may invest in inverse funds linked to U.S. Treasury securities when it believes this strategy will provide an effective hedge for interest rate risk. Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. The Fund limits inverse investments, in total, to 50% of Fund assets.

The Adviser selects mutual funds and ETFs without restriction as to minimum issuer credit quality, sector, country of origin, or security maturity with respect to the fixed income securities held by these funds. The Fund may invest in mutual funds and ETFs that employ derivatives, such as swap contracts, to obtain exposure to junk or U.S. Treasury bond returns. The Fund does not invest in derivatives directly and will limit investment in mutual funds and ETFs that invest primarily in derivatives to 50% of Fund assets.

The Adviser buys traditional securities (mutual funds and ETFs) when it believes prices are stable or improving and sells them when it believes prices will fall. The Adviser buys and sells inverse securities for hedging purposes. The Adviser may engage in frequent buying and selling of securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds.

• Derivatives Risk: Derivatives are subject to credit risk and liquidity Risk. Additionally, even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund’s performance.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Fixed Income Risk: When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened.

• Hedging Risk: Inverse mutual funds and inverse ETFs may not effectively hedge the Fund’s junk bond holdings or interest rate Risk.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the fund’s returns because the fund may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the fund. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Mutual Fund and ETF Risk: Mutual funds and ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities. Inverse mutual funds tend to limit the Fund’s participation in overall market-wide gains. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

o Inverse Risk. Under certain circumstances, the Adviser may invest in mutual funds, known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. Inverse funds are designed to rise in price when security prices are falling. Inverse index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if an inverse fund’s current benchmark is 100% of the inverse of the XYZ Index and that inverse fund meets its objective, the value of the inverse fund will tend to increase on a daily basis when the value of the underlying index decreases (if the XYZ Index goes down 5% then the inverse fund’s value should go up 5%). Conversely, when the value of the underlying index increases, the value of the inverse fund’s shares tends to decrease on a daily basis (if the XYZ Index goes up 5% then the inverse fund’s value should go down 5%).

o Leverage Risk. ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying index upon which they are based. For example, if an ETF’s current benchmark is 200% of the XYZ Index and the ETF meets its objective, the value of the ETF will tend to increase or decrease twice the value of the change in the underlying index. (e.g., if the XYZ Index goes up 10% then the leveraged ETF’s value should go up 20%; conversely, if the XYZ Index goes down 10% then the leveraged ETF’s value should go down 20%).

o Strategy Risk. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, foreign and emerging market Risk.

o Tracking Risk. ETFs and index-tracking mutual funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or index. In addition, the funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the funds may, from time to time, temporarily be unavailable, which may further impede the ETFs’ and mutual funds’ ability to track their applicable indices.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Fund. The bar chart shows performance of the Class 2 shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.powermutualfunds.com or by calling 1-877-7-PWRINC.

Performance Bar Chart For Calendar Years Ended December 31	[1]

Best Quarter:	2nd Quarter 2016	2.56%
Worst Quarter:	3rd Quarter 2014	(2.41)%

Performance Table Average Annual Total Returns (For year ended December 31, 2017)
Average Annual Total Returns - Power Income VIT Fund		One Year	Five Years	Since Inception [1]	Inception Date
Class 2 Shares		2.12%	1.46%	1.76%	Apr. 30, 2012
Class 1 Shares		4.42%	3.30%	3.46%
Bloomberg Barclays Aggregate Bond Index	[2]	3.54%	2.10%	2.34%
[1]	The Inception date of the Power Income VIT Fund is April 30, 2012.
[2]	The Bloomberg Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike the Fund's returns, the Bloomberg Aggregate Bond Index does not reflect any fees or expenses. An investor cannot invest directly in an index.

[1]	The returns are for Class 2 Shares, which have substantially similar annual returns as the Class 1 shares because the shares are invested in the same portfolio of securities and the returns for Class 1 Shares would differ only to the extent that the classes do not have the same expenses.